Vanguard® Short-Term Inflation-Protected Securities Index Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Inflation Indexed Bonds	0.000%	1/15/25	2,371,572	2,366,014
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,684,471	1,681,576
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,974,894	1,962,551
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,706,210	2,688,874
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,402,756	2,373,848
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,255,243	2,223,177
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,077,581	1,077,245
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,855,430	1,810,204
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,273,402	2,219,053
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,566,552	2,494,367
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,109,155	2,043,903
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,041,569	1,050,845
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,621,834	2,512,454
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,331,493	2,249,526
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,629,080	2,613,470
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,379,704	2,275,592
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	984,628	977,551
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,584,432	2,518,206
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	1,007,442	1,057,341
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	2,054,790	1,973,883
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,662,898	2,704,922
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,767,458	1,688,199
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	908,959	925,008
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	2,758,235	2,762,544
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	1,156,718	1,240,942
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	2,101,122	1,946,492
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/29	2,786,226	2,740,079
Total U.S. Government and Agency Obligations (Cost $55,165,379)					54,177,866
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund (Cost $530,613)	4.466%		5,306,556	530,656
Total Investments (100.6%) (Cost $55,695,992)					54,708,522
Other Assets and Liabilities—Net (-0.6%)					(324,590)
Net Assets (100%)					54,383,932
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Short-Term Inflation-Protected Securities Index Fund
The following table summarizes the market value of the fund’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	54,177,866	—	54,177,866
Temporary Cash Investments	530,656	—	—	530,656
Total	530,656	54,177,866	—	54,708,522